Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Jun. 05, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2014 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Outstanding, Beginning Balance		715,000
Weighted average exercise price per share, Beginning Balance		$ 3.22
Aggregate Intrinsic Value, Outstanding, Beginning balance
Shares, Granted
Weighted Average Exercise Price, Granted
Exercised
Forfeited
Weighted average exercise price per share, forfeited
Options, Outstanding, Ending Balance		715,000	715,000
Weighted average exercise price per share, Ending Balance		$ 3.22	$ 3.22
Aggregate Intrinsic Value, Outstanding, Ending balance
Exercisable, Outstanding Balance		415,500
Weighted average exercise price per share Exercisable, Ending Balance		$ 3.66
Aggregate intrinsic value Exercisable, Ending Balance
Weighted Ave Remaining Contractual Term (Years), Outstanding, Ending balance		6 years 9 months 18 days	8 years
Weighted Ave Grant Date Fair Value, Outstanding, Beginning balance		$ 1.41
Weighted Ave Grant Date Fair Value, Granted
Aggregate Intrinsic Value, Granted
Weighted Average Exercise Price, Exercised
Weighted Ave Grant Date Fair Value, Exercised
Aggregate Intrinsic Value, Exercised
Weighted Ave Grant Date Fair Value, Cancelled
Aggregate Intrinsic Value, Cancelled
Weighted Ave Grant Date Fair Value, Outstanding, Ending balance		$ 1.41	$ 1.41
Weighted Ave Remaining Contractual Term (Years), Outstanding, Ending balance		4 years 3 months 18 days
Weighted Ave Grant Date Fair Value, Exercisable, Ending balance		$ 1.39
FG Group Holdings Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares, Granted			107,500
Weighted Average Exercise Price, Granted			$ 1.96
Strong Global Entertainment Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Outstanding, Beginning Balance		156,000
Weighted average exercise price per share, Beginning Balance		$ 3.11
Weighted average remaining contractual term (Years), Ending Balance		9 years 2 months 12 days	9 years 4 months 24 days	0 years
Weighted Average Exercise Price, Granted	$ 1.86		$ 3.11
Exercised
Forfeited		(12,500)
Weighted average exercise price per share, forfeited		$ 3.11
Number of Options, Expired
Options, Outstanding, Ending Balance		143,500	156,000
Weighted average exercise price per share, Ending Balance		$ 3.11	$ 3.11
Exercisable, Outstanding Balance
Weighted average exercise price per share Exercisable, Ending Balance
Weighted average remaining contractual term (Years), Exercisable, Ending Balance		0 years	0 years
Aggregate intrinsic value Exercisable, Ending Balance
Aggregate intrinsic value, Beginning Balance
Granted			156,000
Expired
Aggregate intrinsic value, Ending Balance
Share-Based Payment Arrangement, Option [Member] | FG Group Holdings Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Outstanding, Beginning Balance		585,000	639,500
Weighted average exercise price per share, Beginning Balance		$ 3.19	$ 3.72
Weighted average remaining contractual term (Years), Ending Balance			5 years 7 months 6 days	5 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding, Beginning balance			$ 127
Shares, Granted			107,500
Weighted Average Exercise Price, Granted			$ 1.96
Exercised
Forfeited			(18,000)
Weighted average exercise price per share, forfeited			$ 1.99
Number of Options, Expired			(144,000)
Weighted-Average Exercise Price, Expired			$ 4.79
Options, Outstanding, Ending Balance			585,000	639,500
Weighted average exercise price per share, Ending Balance			$ 3.19	$ 3.72
Aggregate Intrinsic Value, Outstanding, Ending balance				$ 127
Exercisable, Outstanding Balance			415,500
Weighted average exercise price per share Exercisable, Ending Balance			$ 3.66
Weighted average remaining contractual term (Years), Exercisable, Ending Balance			4 years 7 months 6 days
Aggregate intrinsic value Exercisable, Ending Balance
Expired			144,000